Change in Accounting Policy (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
New Accounting Pronouncement or Change in Accounting Principle, Current Period Disclosures [Abstract]
Change in Accounting Policy, Effect of Changes on Cost of Sales	$ 565	$ 475	$ 447
Change in Accounting Policy, Effect of Change on Operating Expenses	$ 565	$ 475	$ 447